Organization and Principal Activities (Narrative) (Details) ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2015 CNY (¥)	Jan. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)
Consolidated VIEs [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Registered capital and PRC statutory reserves of VIEs used to solely settle obligations of VIEs			¥ 32.1				$ 5.0
Inter-company transactions' net impacts of net loss			¥ 242.4	$ 37.4	¥ 414.4	¥ 380.9
Meowpaw [Member]
Schedule of Subsidiaries, VIEs and Subsidiaries of VIEs [Line Items]
Share capital of VIE	¥ 1.0							$ 0.2
Percentage of shares held by the group	75.00%	75.00%
Percentage of shares held by the noncontrolling shareholder	25.00%	25.00%
Long-term financial support provided to VIE	¥ 34.0	$ 5.2
Threshold of accumulated retained earnings of VIE to pay dividend	¥ 35.0							$ 5.4